As filed with the U.S. Securities and Exchange Commission on June 17, 2016

1933 Act Registration File No. 333-207498

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[    ]    Pre-Effective Amendment No.

[X]    Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Pacific Funds Series Trust

(formerly named Pacific Life Funds)

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive

P.O. Box 7500

Newport Beach, CA 92660

(Address of Principal Executives Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copy to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because an indefinite number of shares have previously been registered pursuant to Rule 24(f)(2) under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class C, Advisor Class, Class P, Institutional Class and Investor Class shares of Pacific Funds Large-Cap Value, a series of the Registrant.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of the Rothschild U.S. Large-Cap Value Fund, a series of Professionally Managed Portfolios, into Pacific Funds Large-Cap Value, a series of the Registrant, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information which were filed on EDGAR on November 17, 2015 (File No. 333-207498).

PACIFIC FUNDS SERIES TRUST

Part C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws.

Title 12, Chapter 38, Section 3817 of the Delaware Code, Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(1) to the Registrant’s registration statement, and Article VI of the Registrant’s By-Laws filed as Exhibit (a)(2)(b) to the registration statement, provide for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by the Registrant’s Declaration of Trust, By-Laws, the Delaware Business Trust Act, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Insofar as indemnification by the Registrant for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	Amended and Restated Declaration of Trust[1]

(2)	By-Laws[1]

(3)	Not applicable

(4)	Agreement and Plan of Reorganization[40]

(5)	See Exhibits 1 and 2

(6)(1)(a)	Investment Advisory Agreement[2]

(b)	No Longer Applicable

(c)	Addendum to Investment Advisory Agreement (PF PIMCO Inflation Managed Fund)[3]

(d)	Addendum to Investment Advisory Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[4]

(e)	Addendum to Investment Advisory Agreement (PF Lazard Mid—Cap Value Fund and PF Van Kampen Real Estate Fund)[5]

(f)	Addendum to Investment Advisory Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF Fasciano Small Equity Fund)[6]

(g)	Addendum to Investment Advisory Agreement (PF Loomis Sayles Large-Cap Growth Fund)[7]

(h)	Addendum to Investment Advisory Agreement (PF AllianceBernstein International Value Fund)[8]

(i)	Consent of Transfer of Advisory Agreement (Pacific Life Fund Advisors LLC (PLFA))[9]

(j)	Addendum to Investment Advisory Agreement (PL Small-Cap Value Fund)[10]

(k)	Addendum to Investment Advisory Agreement (PL Floating Rate Loan Fund)[11]

(l)	Advisory Fee Waiver Agreement—PL Floating Rate Loan Fund[12]

(m)	Advisory Fee Waiver Agreement—PL Large-Cap Growth Fund[13]

(n)	Schedule A to Advisory Agreement (PL Income Fund)[14]

(o)	Schedule A to Advisory Agreement (PL Floating Rate Income Fund)[15]

(p)	Advisory Fee Waiver Agreement—PL Comstock Fund[14]

(q)	Schedule A to Advisory Agreement (PL Income Series Funds)[16]

(r)	Schedule A to Advisory Agreement—PL Emerging Markets Debt Fund (EMD)[17]

(s)	Amendment to Advisory Fee Waiver Agreement—PL Comstock Fund[17]

(t)	Schedule A to Advisory Agreement—PL Currency Strategies Fund, PL Global Absolute Return Fund and PL Precious Metals Fund (PL Alts)[18]

(v)	Advisory Fee Waiver Agreement—PL Limited Duration High Income Fund[19]

(w)	Schedule A to Advisory Agreement (PL Limited Duration High Income Fund)[20]

(x)	Advisory Fee Waiver Agreement—PL Floating Rate Loan Fund[20]

(y)	Schedule A to Advisory Agreement (PL Diversified Alternatives Fund)[21]

(z)	Advisory Fee Waiver Agreement—PL Mid-Cap Growth Fund[22]

(6)(1)(aa)	Schedule A to Advisory Agreement (PF International Small-Cap Fund)[23]

(bb)	Advisory Fee Waiver Agreement—PF International Small-Cap Fund[23]

(cc)	Advisory Fee Waiver Agreement (PF Inflation Managed Fund)[1]

(dd)	Advisory Fee Waiver Agreement (PF Equity Long/Short Fund)[1]

(ee)	Amendment to Investment Advisory Agreement[24]

(ff)	Schedule A to Advisory Agreement (PF Absolute Return Fund and PF Equity Long/Short Fund)[24]

(gg)	Schedule A to Advisory Agreement (PF Mid-Cap Value Fund)[25]

(hh)	Advisory Fee Waiver Agreement (Breakpoints)[26]

(ii)	Amendment to Advisory Fee Waiver Agreement—PL Limited Duration High Income Fund[13]

(jj)	Amendment to Advisory Fee Waiver Agreement—Pacific Funds Limited Duration High Income[13]

(kk)	Amendment to Advisory Fee Waiver Agreement—PF Mid-Cap Growth Fund[13]

(ll)	Amendment to Advisory Fee Waiver Agreement—PL Comstock Fund[13]

(mm)	Amendment to Advisory Fee Waiver Agreement—PL Floating Rate Loan Fund[13]

(nn)	Schedule A to Advisory Agreement (Rothschild Funds)[13]

(oo)	Advisory Fee Waiver Agreement (Pacific Funds Large-Cap)[13]

(7)(1)(a)	Distribution Agreement[2]

(b)	Addendum to Distribution Agreement (PF PIMCO Inflation Managed Fund)[3]

(c)	Addendum to Distribution Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[4]

(d)	Addendum to Distribution Agreement (PF Lazard Mid-Cap Value Fund and PF Van Kampen Real Estate Fund)[5]

(e)	Addendum to Distribution Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF NB Fasciano Small Equity Fund)[6]

(f)	Addendum to Distribution Agreement (PF Loomis Sayles Large-Cap Growth Fund)[7]

(g)	Addendum to Distribution Agreement (PF AllianceBernstein International Value Fund)[8]

(h)	Amended and Restated Distribution Agreement (Class A Service Plan)[27]

(i)	Amendment to Distribution Agreement[27]

(j)	Addendum to Distribution Agreement (PL Small-Cap Value Fund)[10]

(k)	Addendum to Distribution Agreement (PL Floating Rate Loan Fund)[11]

(l)	Schedule A to Distribution Agreement (PL Income Fund)[14]

(m)	Schedule A to Amended and Restated Distribution Agreement (PL Floating Rate Income Fund and C-Shares for PL Income Fund)[15]

(n)	Schedule A to Amended and Restated Distribution Agreement (A and C Shares for PL Floating Rate Income Fund)[28]

(o)	Schedule A to Amended and Restated Distribution Agreement (PL Income Series Funds)[16]

(p)	Schedule A to Amended and Restated Distribution Agreement (EMD)[29]

(q)	Schedule A to Amended and Restated Distribution Agreement (PL Alts)[18]

(r)	Schedule A to Amended and Restated Distribution Agreement (PL Limited Duration High Income)[20]

(s)	Schedule A to Amended and Restated Distribution Agreement (PL Diversified Alternatives Fund)[21]

(t)	Schedule A to Amended and Restated Distribution Agreement (PF International Small-Cap Fund)[23]

(u)	Amendment to Amended and Restated Distribution Agreement[24]

(v)	Schedule A to Amended and Restated Distribution Agreement (PF Absolute Return Fund and PF Equity Long/Short Fund)[24]

(w)	Schedule A to Amended and Restated Distribution Agreement (PF Mid-Cap Value Fund)[26]

(8)(1)(a)	Deferred Compensation Plan[13]

(8)(1)(b)	Exhibits to Trustees Deferred Compensation Plan[26]

(9)(1)(a)	Custodian Agreement[30]

(b)	Addendum to Custodian Agreement (PF PIMCO Inflation Managed Fund)[3]

(c)	Addendum to Custodian Agreement (Portfolio Optimization Funds and PF Goldman Sachs Short Duration Bond Fund)[4]

(d)	Addendum to Custodian Agreement (PF Lazard Mid-Cap Value Fund and PF Van Kampen Real Estate Fund)[31]

(e)	Addendum to Custodian Agreement (PF Oppenheimer Main Street Core Fund, PF Oppenheimer Emerging Markets Fund and PF NB Fasciano Small Equity Fund)[8]

(f)	Addendum to Custodian Agreement (PF Loomis Sayles Large-Cap Growth Fund)[8]

(g)	Addendum to Custodian Agreement (PF AllianceBernstein International Value Fund)[32]

(h)	Addendum to Custodian Agreement[33]

(i)	Addendum to Custodian Agreement (PL Small-Cap Value Fund)[10]

(j)	Addendum to Custodian Agreement (PL Floating Rate Loan Fund)[11]

(k)	Amendment to Custodian Services Agreement[34]

(l)	Exhibit A to Custodian Services Agreement (PL Income Fund)[12]

(m)	Exhibit A to Custodian Services Agreement (PL Floating Rate Income Fund)[28]

(n)	Agreement Relating to Assignment of Custodian Services Agreement[29]

(o)	Exhibit A to Custodian Services Agreement (PL EMD)[29]

(p)	Exhibit A to Custodian Services Agreement (PL Alts)[29]

(q)	Amendment to Custodian Services Agreement[20]

(r)	Exhibit A to Custodian Services Agreement (PL Limited Duration High Income Fund)[20]

(s)	Exhibit A to Custodian Services Agreement (PL Diversified Alternatives Fund)[34]

(t)	Exhibit A to Custodian Services Agreement (PF International Small-Cap Fund)[35]

(u)	Amendment to Custodian Services Agreement[24]

(v)	Exhibit A to Custodian Services Agreement (PF Absolute Return Fund and PF Equity Long/Short Fund)[24]

(w)	Exhibit A to Custodian Services Agreement (PF Mid-Cap Value Fund)[26]

(9)(2)	Foreign Custody Manager Agreement[30]

(10)(1)(a)	Class A Service Plan[27]

(b)	Amended Schedule A to Class A Service Plan (PL Income Fund)[36]

(c)	Schedule A to Class A Service Plan (PL Floating Rate Income Fund)[28]

(d)	Schedule A to Class A Service Plan (PL Income Series Funds)[16]

(e)	Schedule A to Class A Service Plan (PL Limited Duration High Income Fund)[20]

(f)	Schedule A to Class A Service Plan (PL Diversified Alternatives Fund)[21]

(g)	Schedule A to Class A Service Plan (Rothschild Funds)[13]

(10)(2)(a)	Class C Distribution and Service Plan[2]

(b)	Amended Schedule A to Class C Distribution and Service Plan (Portfolio Optimization Funds)[37]

(c)	Amended Schedule A to Class C Distribution and Service Plan (PL Portfolio Optimization Funds)[11]

(d)	Amended Schedule A to Class C Distribution and Service Plan (PL Income Fund)[14]

(e)	Schedule A to Class C Distribution and Service Plan (PL Floating Rate Income Fund)[28]

(f)	Schedule A to Class C Distribution and Service Plan (PL Income Series Fund)[16]

(g)	Schedule A to Class C Distribution and Service Plan (PL Limited Duration High Income Fund)[20]

(h)	Schedule A to Class C Distribution and Service Plan (PL Diversified Alternatives Fund)[21]

(i)	Schedule A to Class C Distribution and Service Plan (Rothschild Funds)[13]

(10)(3)	Investor Class Distribution Plan[13]

(10)(4)	Multi-Class Plan for Pacific Funds Series Trust[13]

(11)	Opinion and Consent of Counsel[39]

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences—Filed herewith.

(13)	Not applicable

(14)	Not applicable

(15)	Not applicable

(16)	Power of Attorney—Filed herewith.

(17)	Not applicable

/1/ Previously filed January 30, 2015 as an exhibit to post-effective amendment No. 111 to the Registrant’s registration statement, and incorporated herein by reference.

/2/ Previously filed on September 26, 2001 as an exhibit to pre-effective amendment No. 2 to Registrant’s registration statement, and incorporated herein by reference.

/3/ Previously filed on December 18, 2002 as an exhibit to post-effective amendment No. 7 to the Registrant’s registration statement, and incorporated herein by reference.

/4/ Previously filed on June 28, 2004 as an exhibit to post-effective amendment No. 33 to the Registrant’s registration statement, and incorporated herein by reference.

/5/ Previously filed on December 21, 2004 as an exhibit to post-effective amendment No. 36 to the Registrant’s registration statement, and incorporated herein by reference.

/6/ Previously filed on July 13, 2005 as an exhibit to post-effective amendment No. 39 to the Registrant’s registration statement, and incorporated herein by reference.

/7/ Previously filed on December 16, 2005 as an exhibit to post-effective amendment No. 45 to the Registrant’s registration statement, and incorporated herein by reference.

/8/ Previously filed on February 6, 2006 as an exhibit to post-effective amendment No. 46 to the Registrant’s registration statement, and incorporated herein by reference.

/9/ Previously filed on June 28, 2007 as an exhibit to post-effective amendment No. 54 to the Registrant’s registration statement, and incorporated herein by reference.

/10/ Previously filed on March 27, 2008 as an exhibit to post-effective amendment No. 55 to the Registrant’s registration statement, and incorporated herein by reference.

/11/ Previously filed on June 30, 2008 as an exhibit to post-effective amendment No. 57 to the Registrant’s registration statement, and incorporated herein by reference.

/12/ Previously filed June 29, 2011 as an exhibit to post-effective amendment No. 70 to the Registrant’s registration statement, and incorporated herein by reference.

/13/ Previously filed on October 7, 2015 as an exhibit to post-effective amendment No. 119 to the Registrant’s registration statement, and incorporated herein by reference.

/14/ Previously filed April 18, 2011 as an exhibit to post-effective amendment No. 67 to the Registrant’s registration statement, and incorporated herein by reference.

/15/ Previously filed June 29, 2011 as an exhibit to post-effective amendment No. 71 to the Registrant’s registration statement, and incorporated herein by reference.

/16/ Previously filed December 19, 2011 as an exhibit to post-effective amendment No. 80 to the Registrant’s registration statement, and incorporated herein by reference.

/17/ Previously filed June 28, 2012 as an exhibit to post-effective amendment No. 87 to the Registrant’s registration statement, and incorporated herein by reference.

/18/ Previously filed November 30, 2012 as an exhibit to post-effective amendment No. 90 to the Registrant’s registration statement, and incorporated herein by reference.

/19/ Previously filed April 19, 2013 as an exhibit to post-effective amendment No. 94 to the Registrant’s registration statement, and incorporated herein by reference.

/20/ Previously filed July 30, 2013 as an exhibit to post-effective amendment No. 96 to the Registrant’s registration statement, and incorporated herein by reference.

/21/ Previously filed October 3, 2013 as an exhibit to post-effective amendment No. 98 to the Registrant’s registration statement, and incorporated herein by reference.

/22/ Previously filed December 19, 2013 as an exhibit to post-effective amendment No. 100 to the Registrant’s registration statement, and incorporated herein by reference.

/23/ Previously filed October 1, 2014 as an exhibit to post-effective amendment No. 106 to the Registrant’s registration statement, and incorporated herein by reference.

/24/ Previously filed April 24, 2015 as an exhibit to post-effective amendment No. 113 to the Registrant’s registration statement, and incorporated herein by reference.

/25/ Previously filed May 8, 2015 as an exhibit to post-effective amendment No. 115 to the Registrant’s registration statement, and incorporated herein by reference.

/26/ Previously filed July 28, 2015 as an exhibit to post-effective amendment No. 117 to the Registrant’s registration statement, and incorporated herein by reference.

/27/ Previously filed on December 28, 2006 as an exhibit to post-effective amendment No. 51 to the Registrant’s registration statement, and incorporated herein by reference.

/28/ Previously filed December 29, 2011 as an exhibit to post-effective amendment No. 82 to the Registrant’s registration statement, and incorporated herein by reference.

/29/ Previously filed March 19, 2012 as an exhibit to post-effective amendment No. 85 to the Registrant’s registration statement, and incorporated herein by reference.

/30/ Previously filed on October 15, 2001 as an exhibit to post-effective amendment No. 1 to Registrant’s registration statement, and incorporated herein by reference.

/31/ Previously filed on June 23, 2005 as an exhibit to post-effective amendment No. 38 to the Registrant’s registration statement, and incorporated herein by reference.

/32/ Previously filed on April 26, 2006 as an exhibit to post-effective amendment No. 49 to the Registrant’s registration statement, and incorporated herein by reference.

/33/ Previously filed on March 29, 2007 as an exhibit to post-effective amendment No. 53 to the Registrant’s registration statement, and incorporated herein by reference.

/34/ Previously filed June 28, 2010 as an exhibit to post-effective amendment No. 62 to the Registrant’s registration statement, and incorporated herein by reference.

/35/ Previously filed July 29, 2014 as an exhibit to post-effective amendment No. 104 to the Registrant’s registration statement, and incorporated herein by reference.

/36/ Previously filed December 30, 2014 as an exhibit to post-effective amendment No. 108 to the Registrant’s registration statement, and incorporated herein by reference.

/37/ Previously filed April 5, 2011 as an exhibit to post-effective amendment No. 66 to the Registrant’s registration statement, and incorporated herein by reference.

/38/ Previously filed on December 15, 2003 as an exhibit to post-effective amendment No. 26 to the Registrant’s registration statement, and incorporated herein by reference.

/39/ Previously filed on October 19, 2015 as an exhibit to the Registrant’s registration statement on form N-14 (SEC file No. 333-207498), and incorporated herein by reference.

/40/ Previously filed on November 17, 2015 as an exhibit to the Registrant’s registration statement on form N-14 (SEC file No. 333-207498), and incorporated herein by reference.

Item 17. Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145c, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant undertakes to file a post-effective amendment to this registration that contains an opinion of counsel supporting the tax matters.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), this Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this registration statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach and State of California, on the 17th day of June, 2016.

PACIFIC FUNDS SERIES TRUST
By:	/s/ Audrey L. Cheng
Audrey L. Cheng

Vice President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ James T. Morris	Chairman and Trustee (Principal Executive Officer)	June 17, 2016
James T. Morris*

/s/ Mary Ann Brown	Chief Executive Officer	June 17, 2016
Mary Ann Brown*

/s/ Eddie Tung	Vice President and Treasurer (Principal Financial and	June 17, 2016
Eddie Tung*	Accounting Officer)

/s/ Gale K. Caruso	Trustee	June 17, 2016
Gale K. Caruso*

/s/ Lucie H. Moore	Trustee	June 17, 2016
Lucie H. Moore*

/s/ G. Thomas Willis	Trustee	June 17, 2016
G. Thomas Willis*

/s/ Frederick L. Blackmon	Trustee	June 17, 2016
Frederick L. Blackmon*

/s/ Nooruddin S. Veerjee	Trustee	June 17, 2016
Nooruddin S. Veerjee*

*By: /s/Audrey L. Cheng
Audrey L. Cheng as attorney-in-fact pursuant to power of attorney filed herewith.

EXHIBIT INDEX

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences.
(16)	Power of Attorney